Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Anti-Dilutive Share Equivalents
The following potential dilutive securities, presented based on amounts outstanding at the end of each reporting period, have been excluded from the calculation of diluted net loss per share because including them would have had an anti-dilutive impact:

	As of June 30,
	2024	2023
Stock options	351,934,688	680,112,400
Restricted stock units	251,823,915	418,580,700
Warrants	13,191,074,600	4,155,347,500
Convertible notes	1,257,860,000	—

Total	15,052,693,203	5,254,040,600

The following potential dilutive securities, presented based on amounts outstanding at the end of each reporting period, have been excluded from the calculation of diluted net loss per share because including them would have had an anti-dilutive impact:

	Year Ended December 31,
	2023	2022
Stock options	651,237,400	513,673,885
Restricted stock units	385,954,925	21,475,400
Warrants	4,240,447,500	4,155,347,500

Total	5,277,639,825	4,690,496,785